Average Annual Total Returns - Class A C S I N T Shares - Janus Henderson Global Life Sciences Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes 10 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A MSCI World Health Care Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class A MSCI World Health Care Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class A MSCI World Health Care Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class A MSCI World Health Care Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class A S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class A S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes 10 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C MSCI World Health Care Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class C MSCI World Health Care Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class C MSCI World Health Care Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class C MSCI World Health Care Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class C S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class C S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Inception Date	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes 10 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S MSCI World Health Care Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class S MSCI World Health Care Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class S MSCI World Health Care Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class S MSCI World Health Care Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class S S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class S S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I MSCI World Health Care Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class I MSCI World Health Care Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class I MSCI World Health Care Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class I MSCI World Health Care Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class I S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class I S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes 10 Years	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N MSCI World Health Care Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class N MSCI World Health Care Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class N MSCI World Health Care Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class N MSCI World Health Care Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class N S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class N S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class N S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class N S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes 10 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T Return After Taxes on Distributions 1 Year	Class T Return After Taxes on Distributions 5 Years	Class T Return After Taxes on Distributions 10 Years	Class T Return After Taxes on Distributions Since Inception	Class T Return After Taxes on Distributions Inception Date	Class T Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class T Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class T Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class T Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class T Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Class T MSCI World Health Care Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class T MSCI World Health Care Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class T MSCI World Health Care Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class T MSCI World Health Care Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class T S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class T S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	18.12%	[1]	11.19%	[1]	17.77%	[1]	11.89%	[1]	Dec. 31, 1998	[1]	13.52%	9.87%	13.45%	6.88%	18.40%	15.22%	13.88%	7.23%	23.47%	[2]	11.69%	[2]	17.59%	[2]	11.37%	[2]	Dec. 31, 1998	[2]	13.52%	9.87%	13.45%	6.88%	18.40%	15.22%	13.88%	7.23%		25.09%	12.32%	18.29%	12.02%	Dec. 31, 1998	13.52%	9.87%	13.45%	6.88%	18.40%	15.22%	13.88%	7.23%	25.60%	12.78%	18.75%	12.41%	Dec. 31, 1998	13.52%	9.87%	13.45%	6.88%	18.40%	15.22%	13.88%	7.23%	25.74%	12.76%	18.67%	12.36%	Dec. 31, 1998	13.52%	9.87%	13.45%	6.88%	18.40%	15.22%	13.88%	7.23%	25.41%	12.61%	18.58%	12.32%	Dec. 31, 1998	23.18%	11.04%	16.85%	11.57%	Dec. 31, 1998	16.50%	9.69%	15.30%	10.73%	Dec. 31, 1998	13.52%	9.87%	13.45%	6.88%	18.40%	15.22%	13.88%	7.23%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.